Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,876,060.00
Previously Paid Amount	1,665.12
Total Fee Amount	1,665.12
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 10,876,060.00
Final Prospectus	true